Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ZANITE ACQUISITION CORP [Member]
Private Placement
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 9,650,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant or $9,650,000. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants. As the fair value of the Private Placement Warrants exceeded the purchase price, the Company recorded an expense of $3,088,000 related to the sale of the Private Placement Warrants as part of the change in fair value of derivative liabilities expense.
Additionally, the Company was obligated to issue an additional 2,300,000 Private Placement Warrants to the Sponsor at a price of $1.00 per Private Placement Warrant, or $2,300,000, for each six
-month
extension of the Company’s period to consummate an initial Business Combination. The terms of the additional Private Placement Warrants are consistent with the initial 9,650,000 Private Placement Warrants issued to the Sponsors at the Initial Public Offering. The Company recorded an expense of $1,104,000 for the initial recognition of the forward contract derivative liability. This amount is reflected in the Company’s statement of operations as part of the change in fair value of derivative liabilities expense.
On May 18, 2021, the Sponsor exercised its option to purchase 2,300,000 Private Placement Warrants, for an aggregate purchase price of $2,300,000, in order to extend the time the Company will have to consummate an initial Business Combination by six
months, to November 19, 2021. The transaction resulted in a partial settlement of the forward contract, which resulted in a realized gain of $207,000 during the period. The Private Placement Warrants, issued on May 18, 2021, are identical to the Private Placement Warrants sold to the Sponsor in connection with the Company’s Initial Public Offering.
On November 16, 2021, the Sponsor exercised its option to purchase 2,300,000 Private Placement Warrants, for an aggregate purchase price of $2,300,000, in order to extend the time the Company will have to consummate an initial Business Combination by six
months, to May 19, 2022. The transaction resulted in a final settlement of the forward contract, which resulted in a realized gain of $276,000 during the period. The Private Placement Warrants, issued on November 16, 2021, are identical to the Private Placement Warrants sold to the Sponsor in connection with the Company’s Initial Public Offering.
The Company has issued a total of 14,250,000 Private Placement Warrants as of March 31, 2022.

NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 9,650,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant or $9,650,000. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8). The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. There will be no redemption rights or liquidating distributions from the Trust Account with respect to the Private Placement Warrants. As the fair value of the Private Placement Warrants exceeded the purchase price, the Company recorded an expense of $3,088,000 related to the sale of the Private Placement Warrants. This amount is reflected in the Company’s statement of operations for the period ended December 31, 2020 as part of the change in fair value of derivative liabilities expense.
Additionally, the Company was obligated to issue an additional 2,300,000 Private Placement Warrants to the Sponsor at a price of $1.00 per Private Placement Warrant, or $2,300,000, for each six
-month
extension of the Company’s period to consummate an initial Business Combination. The terms of the additional Private Placement Warrants are consistent with the initial 9,650,000 Private Placement Warrants issued to the Sponsors at the Initial Public Offering. The Company recorded an expense of $1,104,000 for the initial recognition of the forward contract derivative liability. This amount is reflected in the Company’s statement of operations as part of the change in fair value of derivative liabilities expense.
On May 18, 2021, the Sponsor exercised its option to purchase 2,300,000 Private Placement Warrants, for an aggregate purchase price of $2,300,000, in order to extend the time the Company will have to consummate an initial Business Combination by six
 months, to November 19, 2021. The transaction resulted in a partial settlement of the forward contract, which resulted in a realized gain of $207,000 during the period. The Private Placement Warrants, issued on May 18, 2021, are identical to the Private Placement Warrants sold to the Sponsor in connection with the Company’s Initial Public Offering.
On November 16, 2021, the Sponsor exercised its option to purchase 2,300,000 Private Placement Warrants, for an aggregate purchase price of $2,300,000, in order to extend the time the Company will have to consummate an initial Business Combination by six
 months, to May 19, 2022. The transaction resulted in a final settlement of the forward contract, which resulted in a realized gain of $276,000 during the period. The Private Placement Warrants, issued on November 16, 2021, are identical to the Private Placement Warrants sold to the Sponsor in connection with the Company’s Initial Public Offering.
The Company has issued a total of 14,250,000 Private Placement Warrants as of December 31, 2021.